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                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 002-34393 and Registrant's 1940 Act No. is 811-01879.

2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 130 ("PEA No. 130") on February 16, 2010, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Core Fund           Janus Fund
- Class A Shares                        - Class A Shares
- Class C Shares                        - Class C Shares
- Class D Shares                        - Class D Shares
- Class I Shares                        - Class I Shares
- Class S Shares                        - Class R Shares
- Class T Shares                        - Class S Shares
Janus Balanced Fund                     - Class T Shares
- Class A Shares                        Janus Global Life Sciences Fund
- Class C Shares                        - Class A Shares
- Class D Shares                        - Class C Shares
- Class I Shares                        - Class D Shares
- Class R Shares                        - Class I Shares
- Class S Shares                        - Class S Shares
- Class T Shares                        - Class T Shares
Janus Contrarian Fund                   Janus Global Opportunities Fund
- Class A Shares                        - Class A Shares
- Class C Shares                        - Class C Shares
- Class D Shares                        - Class D Shares
- Class I Shares                        - Class I Shares
- Class R Shares                        - Class S Shares
- Class S Shares                        - Class T Shares
- Class T Shares                        Janus Global Real Estate Fund
Janus Enterprise Fund                   - Class D Shares
- Class A Shares                        Janus Global Research Fund
- Class C Shares                        - Class A Shares
- Class D Shares                        - Class C Shares
- Class I Shares                        - Class D Shares
- Class R Shares                        - Class I Shares
- Class S Shares                        - Class S Shares
- Class T Shares                        - Class T Shares
Janus Flexible Bond Fund                Janus Global Technology Fund
- Class A Shares                        - Class A Shares
- Class C Shares                        - Class C Shares
- Class D Shares                        - Class D Shares
- Class I Shares                        - Class I Shares
- Class R Shares                        - Class S Shares
- Class S Shares                        - Class T Shares
- Class T Shares                        Janus Government Money Market Fund
                                        - Class D Shares
                                        - Class T Shares


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Janus Growth and Income Fund              Janus Short-Term Bond Fund
- Class A Shares                          - Class A Shares
- Class C Shares                          - Class C Shares
- Class D Shares                          - Class D Shares
- Class I Shares                          - Class I Shares
- Class R Shares                          - Class S Shares
- Class S Shares                          - Class T Shares
- Class T Shares                          Janus Smart Portfolio - Conservative
Janus High-Yield Fund                     - Class A Shares
- Class A Shares                          - Class C Shares
- Class C Shares                          - Class D Shares
- Class D Shares                          - Class I Shares
- Class I Shares                          - Class S Shares
- Class R Shares                          - Class T Shares
- Class S Shares                          Janus Smart Portfolio - Growth
- Class T Shares                          - Class A Shares
Janus International Equity Fund           - Class C Shares
- Class D Shares                          - Class D Shares
Janus International Forty Fund            - Class I Shares
- Class D Shares                          - Class S Shares
Janus Money Market Fund                   - Class T Shares
- Class D Shares                          Janus Smart Portfolio - Moderate
- Class T Shares                          - Class A Shares
Janus Orion Fund                          - Class C Shares
- Class A Shares                          - Class D Shares
- Class C Shares                          - Class I Shares
- Class D Shares                          - Class S Shares
- Class I Shares                          - Class T Shares
- Class R Shares                          Janus Triton Fund
- Class S Shares                          - Class A Shares
- Class T Shares                          - Class C Shares
Janus Overseas Fund                       - Class D Shares
- Class A Shares                          - Class I Shares
- Class C Shares                          - Class R Shares
- Class D Shares                          - Class S Shares
- Class I Shares                          - Class T Shares
- Class R Shares                          Janus Twenty Fund
- Class S Shares                          - Class D Shares
- Class T Shares                          - Class T Shares
Janus Research Core Fund                  Janus Venture Fund
- Class A Shares                          - Class D Shares
- Class C Shares                          - Class T Shares
- Class D Shares                          Janus Worldwide Fund
- Class I Shares                          - Class A Shares
- Class R Shares                          - Class C Shares
- Class S Shares                          - Class D Shares
- Class T Shares                          - Class I Shares
Janus Research Fund                       - Class R Shares
- Class A Shares                          - Class S Shares
- Class C Shares                          - Class T Shares
- Class D Shares                          Perkins Large Cap Value Fund
- Class I Shares                          - Class D Shares
- Class S Shares
- Class T Shares

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Perkins Mid Cap Value Fund           Perkins Small Cap Value Fund
- Class A Shares                     - Class A Shares
- Class C Shares                     - Class C Shares
- Class D Shares                     - Class D Shares
- Class I Shares                     - Class I Shares
- Class L Shares                     - Class L Shares
- Class R Shares                     - Class R Shares
- Class S Shares                     - Class S Shares
- Class T Shares                     - Class T Shares


     (collectively, the "Funds")


     Additionally, there were no changes to the Statements of Additional Information from the forms of the Statements of Additional Information that were filed in Post-Effective Amendment No. 130 ("PEA No. 130") on February 16, 2010, pursuant to Rule 485(b) under the 1933 Act for Class D Shares and Class T Shares of Janus Money Market Fund and Janus Government Money Market Fund, Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares of Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate, and Janus Smart Portfolio - Conservative, and Class L Shares of Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund.

3.   The text of PEA No. 130 has been filed electronically.

DATED: February 19, 2010

                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds


                                        By /s/ Stephanie Grauerholz-Lofton
                                           -------------------------------------
                                           Stephanie Grauerholz-Lofton
                                           Vice President